SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,469	$ 116,391
Less: accumulated depreciation	(2,395)	(7,924)
Less: impairment
Property and equipment, net	11,074	108,467
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,949	460
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	11,520	15,931
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		100,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment